Note 12 - Income Taxes (Details) - Deferred Tax Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets [Abstract]
Allowance for loan losses	$ 446,000	$ 390,000
Stock-based compensation	35,000	39,000
Interest on non-accrual loans	2,000	17,000
Unrealized loss on investment securities available for sale	6,000	18,000
Deferred loan fees	176,000	167,000
Organization cost	2,000	3,000
Total deferred tax assets	667,000	634,000
Deferred tax liabilities:
Bank premises and equipment	(138,000)	(131,000)
Total deferred tax liabilities	(138,000)	(131,000)
Net Deferred Tax Asset	$ 529,000	$ 503,000